INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade and other payable (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022
Current
Trade creditors	$ 107,796,722	$ 94,653,017
Taxes	2,875,736	1,265,771
Miscellaneous	1,736,877	133,198
Trade and other payable	149,851,143	125,849,620
Non current
Trade creditors	716,864
Shareholders and other related parties
Current
Trade payable, related party	10,300	44,579
Parent company
Current
Trade payable, related party	312,804	670,730
Joint ventures and associates
Current
Trade payable, related party	$ 37,118,704	$ 29,082,325